TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2022
TAX ASSETS AND LIABILITIES
TAX ASSETS AND LIABILITIES

9 – TAX ASSETS AND LIABILITIES

The composition of current tax accounts receivable is the following:

Tax assets	12.31.2022	12.31.2021
	ThCh$	ThCh$
Monthly provisional payments	25,428,344	915,864
Tax credits	6,640,888	5,367,115
Recoverable taxes from prior years	473,424	—
Surplus Tax Credit	6,387,530	3,941,279
Other Recoverable Taxes	396,241	110
Total	39,326,427	10,224,368

The composition of current tax accounts payable is the following:

	Current
Tax liabilities	12.31.2022	12.31.2021
	ThCh$	ThCh$
Income tax expense	14,615,447	30,512,787
Total	14,615,447	30,512,787